-------------------------------------------------------------------------------









NORTH
CAROLINA
DAILY
MUNICIPAL
INCOME
FUND, INC.







                                  Annual Report
                                 August 31, 1995












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
                                       1


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NORTH CAROLINA                     600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY MUNICIPAL                    212/830-5200
INCOME FUND, INC.

===============================================================================





Dear Shareholder:



We are pleased to present the annual report of North Carolina Daily Municipal Income Fund, Inc. for the year ended August 31, 1995.


The Fund had net assets of $164,255,522 and 3,252 active shareholders as of August 31, 1995. Dividends earned on a share held throughout the period were $.030 and $.024 for Class A shares and Class B shares, respectively. When adjusted for the compounding effect of the reinvestment of dividends, this represents a yield of 3.04% and 3.48% on an annual basis for Class A and Class B shares, respectively.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/s/ Steven W. Duff

Steven W. Duff
President



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
                                       2






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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31, 1995

===============================================================================




                                                                                                                  Ratings(a)
                                                                                                               -----------------
     Face                                                                Maturity                   Value               Standard
    Amount                                                                  Date       Yield      (Note 1)     Moody's &  Poor's
    ------                                                                  ----       -----      --------     -------    ------
Other Tax Exempt Investments (10.87%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,100,000  Cleveland County, NC Refunding GO Valorem Property Tax
             FGIC Insured                                                 06/01/96      3.62%   $ 1,111,202       Aaa     AAA
  1,750,000  Craven County, NC BAN (b)                                    09/13/95      4.06      1,750,488
    850,000  Cumberland County, NC GO
             MBIA Insured                                                 02/01/96      3.50        856,721       Aaa     AAA
  3,608,000  East Central Water and Sewer Harnett County (b)
             FHA Insured                                                  10/11/95      4.75      3,608,152
  1,585,000  Harnett County, NC COPS
             AMBAC Insured                                                12/01/95      4.90      1,585,000       Aaa     AAA
  1,000,000  High Point, NC BAN                                           03/13/96      3.45      1,003,603      MIG-1    SP-1+
    425,000  High Point, NC BAN                                           03/13/96      3.84        425,627      MIG-1    SP-1+
  1,500,000  High Point, NC Refunding Bond                                04/01/96      4.14      1,499,961       Aa       AA
  1,000,000  North Carolina State Public Improvement Bonds (b)
             Escrowed In Treasuries                                       08/01/96      3.66      1,023,987
  1,000,000  Pitt County, NC Revenue
             (Pitt County Memorial Hospital)                              12/01/95      3.49      1,005,220       Aa       AA-
    455,000  Robeson County, NC GO RB
             AMBAC Insured                                                02/01/96      3.47        456,656       Aaa     AAA
  1,525,000  South Camden Water & Sewer District,
             NC GO Water BAN
             FHA Insured                                                  09/20/95      3.93      1,525,077       Aaa     AAA
  2,000,000  Wake County, NC Refunding Bond                               04/01/96      4.23      1,997,971       Aaa     AAA
 ----------                                                                                      ----------
 17,798,000  Total Other Tax Exempt Investments                                                  17,849,665
-----------                                                                                      ----------
Other Variable Rate Demand Instruments (c) (67.37%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,400,000  Alamance County, NC (SCI Manufacturing)
             LOC PNC Bank                                                04/01/15       3.45%   $ 4,400,000      MIG-1
  3,000,000  Beaufort, NC PCRB (Texas Gulf Incorporated) - Series 1985
             LOC Societe Generale                                        12/01/00       3.95      3,000,000       Aaa
    900,000  Bladen County, NC (Harriet and Henderson Yarns)
             LOC Nations Bank                                            12/01/03       3.85        900,000                A1+
  2,000,000  Burke County, NC PCFA (Jobs Project)
             LOC Wachovia Bank & Trust Company, N.A.                     06/01/02       3.80      2,000,000                A1+


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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
     Face                                                                       Maturity                  Value            Standard
    Amount                                                                        Date        Yield     (Note 1)   Moody's & Poor's
    ------                                                                        ----        -----     --------   -------   ------

Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,500,000  Gaston County, NC Industrial Facilities PCRB
             (Allibert, Incorporated Project) Series 1987A (b)
             LOC Credit Lyonnais                                                01/01/12      3.75%    $ 3,500,000
    260,000  Gaston County, NC PCFA (Keystone Carbon Company)
             LOC Nations Bank                                                   09/01/00      3.85         260,000      P1
  5,000,000  Granville County, NC Industrial Facilities PCFA
             (Mayville Metal Products Project)
             LOC PNC Bank                                                       05/23/20      3.85       5,000,000      P1     A1
  1,400,000  Greensboro, NC COPS (Greensboro Coliseum) - Series A               12/01/15      3.40       1,400,000             A1+
  1,500,000  Guilford County, NC (Bonset America)
             LOC Dai-Ichi Kangyo Bank, Ltd.                                     05/01/09      3.85       1,500,000      P1     A1+
  3,000,000  Harnett County Industrial Facilities PCFA IDRB
             (Edwards Brothers Incorporated Project) (b)
             LOC Wachovia Bank & Trust Company, N.A.                            01/01/07      3.85       3,000,000
  2,700,000  Haywood City Industrial Facilities PCR Finance Authority
             (Champion International)
             LOC Bank of Austria                                                03/01/20      3.55       2,700,000    VMIG-1   A1+
  2,500,000  Iredell County, NC (Jet Corr Incorporated) (b)
             LOC National Bank of Canada                                        09/01/99      3.85       2,500,000
  1,100,000  Iredell County, NC Industrial Facilities PCFA RB
             (Purina Mills Incorporated)
             LOC Bank of Nova Scotia                                            07/01/20      3.65       1,100,000             A1+
  1,000,000  Lenoir County Industrial Facilities PCFA Resource Recovery RB
             (Carolina Energy, LP Project)
             LOC Bank of Tokyo, Ltd.                                            07/01/22      3.85       1,000,000    VMIG-1   A1
  3,800,000  Lenoir County, NC Industrial Facilities
             (West Company of Nebraska Incorporated) - Series 1985
             LOC Dresdner Bank A.G.                                             10/01/05      3.65       3,800,000
  2,000,000  Lincoln County, NC Industrial Facilities PCFA RB (General Marble)
             LOC National Bank of Canada                                        09/01/00      3.85       2,000,000      P1     A1
  1,500,000  Mecklenburg County, NC (Otto Industry)
             LOC Rabobank Nederland                                             10/01/08      3.85       1,500,000      P1
  2,000,000  Mecklenburg County, NC IDRB (Virkler Company) (b)
             LOC First Union National Bank                                      12/01/04      3.90       2,000,000


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                       See Notes to Financial Statements.

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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1995

===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
     Face                                                                       Maturity                   Value           Standard
    Amount                                                                        Date       Yield       (Note 1)  Moody's & Poor's
    ------                                                                        ----       -----       --------  -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  Moore County, NC (Perdue Farm Project)
             LOC Rabobank Nederland                                             06/01/10      3.60%    $ 2,000,000     P1      A1+
  2,900,000  North Carolina Education Facilities (Davidson College Project)(b)  12/01/04      3.70       2,900,000
  2,700,000  North Carolina Education Facilties (Guilford College Project)
             LOC Wachovia Bank & Trust Company, N.A.                            09/01/23      3.50       2,700,000   VMIG-1    A1+
  2,525,000  North Carolina Education Facilities Finance Agency RB
             (Wake Forest University Project)                                   01/01/09      3.60       2,525,000   VMIG-1
  8,600,000  North Carolina Medical Care Commission (Carol Woods)
             LOC Bank of Scotland                                               04/01/21      3.40       8,600,000   VMIG-1
  1,000,000  North Carolina Medical Care Commission - Series 1991B
             LOC First Union National Bank                                      10/01/13      3.35       1,000,000   VMIG-1
  2,400,000  North Carolina Medical Care Commission HRB
             (NC Baptist Hospitals Project) - Series 1992B                      06/01/22      3.80       2,400,000   VMIG-1    A1+
  2,000,000  North Carolina Medical Care Commission HRB
             (Pooled Finance) - Series 1991A
             LOC Dai-Ichi Kangyo Bank, Ltd.                                     10/01/20      3.40       2,000,000   VMIG-1    A1
  3,200,000  North Carolina Medical Care Commission Variable Rate Demand
             HRB (Park Ridge Hospital Project)
             LOC Nations Bank                                                   08/15/18      3.65       3,200,000             A1
  1,000,000  Pasquotanic County Industrial Facilities PCFA IDRB
             (JW Jones Lumber Company, Incorporated Project) (b)
             LOC Wachovia Bank & Trust Company, N.A.                            10/01/10      3.88       1,000,000
  3,600,000  Person County, NC PCRB
             (Carolina Power and Light Solid Waste Disposal) - Series 1986
             LOC Fuji Bank, Ltd.                                                11/01/16      3.70       3,600,000     P1
  1,000,000  Piedmont Triad, NC Airport Authority
             (The Cessna Aircraft Company)
             LOC Nations Bank                                                   09/01/12      3.85       1,000,000             A1
    900,000  Randolph County, NC Industrial Facilities & PCFA (b)
             LOC Bank One Ohio                                                  09/01/05      3.90         900,000
  3,000,000  Richmond County, NC Industrial Facilities & PCFA
             (Bibb Company Project)
             LOC Citibank                                                       12/01/03      3.70       3,000,000             A1
  1,750,000  Samson County, NC PCFA (Dubose Strapping)
             LOC First Union National Bank                                      02/01/99      3.90       1,750,000     P1

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                       See Notes to Financial Statements.

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===============================================================================


                                                                                                                      Ratings (a)
                                                                                                                   ----------------
     Face                                                                       Maturity                  Value            Standard
    Amount                                                                        Date         Yield    (Note 1)   Moody's & Poor's
    ------                                                                        ----         -----    --------   -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000   University of North Carolina
              Chapel Hill School of Medicine Ambulatory Care Clinic             07/01/12     3.60%    $ 7,000,000             A1+
  1,000,000   Union County, NC Facilities Pollution Control (Square D)
              LOC Morgan Guaranty                                               03/01/03      3.70       1,000,000   VMIG-1
  4,800,000   Wake County, NC Industrial Facilities PCFA
              (Carolina Power and Light)
              LOC Sumitomo Bank, Ltd.                                           03/01/17      3.65       4,800,000   VMIG-1
 10,600,000   Wake County, NC Industrial Facilities PCFA
              (Carolina Power and Light) - Series A
              LOC Credit Suisse                                                 05/01/15      3.50      10,600,000     P1     A1+
  2,300,000   Warren County, NC Industrial Facilities
              (Glen Raven Mills Project) (b)
              LOC Wachovia Bank & Trust Company, N.A.                           05/01/06      3.85       2,300,000
  2,800,000   Winston-Salem, NC COPS - Series 1988                              07/01/09      3.60       2,800,000            A1+
    500,000   Winston-Salem, NC GO Bond                                         06/01/07      3.70         500,000   VMIG-1   A1+
  1,525,000   Yancey County, NC Industrial Facilities
              (Avondale Mills Incorporated Project)
              LOC Suntrust                                                      01/01/97      3.75       1,525,000    P1
-----------                                                                                             ----------
110,660,000   Total Other Variable Rate Demand Instruments                                             110,660,000
-----------                                                                                            -----------
Put Bonds (7.43%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Mecklenburg County, NC Industrial Facilities PCFA
              (Ecolaire Combustion Products)
              LOC Union Bank of Switzerland                                     02/01/96      3.80%    $ 4,000,000    P1      A1+
  2,500,000   North Carolina Industrial Facilities PCFA
              (GVK America Incorporated)
              LOC Union Bank of Switzerland                                     12/01/95      5.00       2,500,000           AAA
  2,700,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Merck & Company Incorporated Project)                            12/01/95      4.10       2,700,000   Aaa     AAA
  3,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Abbot Laboratories)                                              03/01/96      5.10       3,000,000   Aaa     AAA
-----------                                                                                            -----------
 12,200,000   Total Put Bonds                                                                           12,200,000
 ----------                                                                                            -----------


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                       See Notes to Financial Statements.

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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1995

===============================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ----------------
     Face                                                                  Maturity                  Value               Standard
    Amount                                                                    Date         Yield    (Note 1)     Moody's & Poor's
    ------                                                                    ----         -----    --------     -------   ------
Revenue Bonds (1.05%)
--------------------------------------------------------------------------------------------------------------------------------
  $ 700,000   Northern Hospital District, Surry County
              U.S. Government Guaranteed                                    10/01/95        3.96%   $  717,122   Aaa
  1,000,000   Wilmington, NC Water RB                                       06/01/96        3.77     1,011,990    A1      A+
 ----------                                                                                         ----------
  1,700,000   Total Revenue Bonds                                                                    1,729,112
 ----------                                                                                         ----------
Tax Exempt Commercial Paper (16.79%)
--------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   County of Winston Salem, NC (Water & Sewer System)           09/14/95         3.10%  $ 3,000,000   VMIG-1     A1+
  1,275,000   County of Winston, NC
              (Summit Square Garden Apartment Project) - Series 1989
              FHA Insured                                                  11/08/95         3.55     1,275,000              AAA
  3,000,000   North Carolina Eastern Municipal Power Agency
              LOC Industrial Bank of Japan, Ltd.                           09/06/95         3.60     3,000,000              A1
  1,075,000   North Carolina Eastern Municipal Power Agency
              LOC Industrial Bank of Japan, Ltd.                           09/06/95         3.85     1,075,000              A1
  6,726,000   North Carolina Eastern Municipal Power Agency
              LOC Industrial Bank of Japan, Ltd.                           09/07/95         3.80     6,726,000              A1
  3,000,000   North Carolina Eastern Municipal Power Agency - Series 1988B
              LOC Morgan Guaranty & Union Bank of Switzerland              09/07/95         3.05     3,000,000              A1+
  2,000,000   North Carolina Eastern Municipal Power Agency - Series 1988B
              LOC Morgan Guaranty & Union Bank of Switzerland              10/05/95         2.90     2,000,000              A1+
  1,500,000   North Carolina Eastern Municipal Power Agency - Series 1988B
              LOC Morgan Guaranty & Union Bank of Switzerland              10/18/95         3.45     1,500,000              A1+
  5,000,000   North Carolina Municipal Power Agency
              Number 1 Catawba Electric RB                                 12/15/95         3.50     5,000,000     P1       A1
  1,000,000   Wake County, NC Industrial Facilities PCRB
              (Carolina Power & Light)
              LOC Fuji Bank, Ltd.                                          09/07/95         3.75     1,000,000     P1       A1
-----------                                                                                        -----------
 27,576,000   Total Tax Exempt Commercial Paper                                                     27,576,000
-----------                                                                                        -----------
              Total Investments (103.51%)(Cost $170,014,777+)                                      170,014,777
              Liabilities in Excess of Cash and Other Assets (-3.51%)                              ( 5,759,255)
                                                                                                   -----------
              Net Assets (100.00%), 164,260,263 Shares Outstanding - Class A (Note 3)              164,255,522
                                                                                                   ===========
              Net Asset Value, offering and redemption price per share                                  $ 1.00
                                                                                                   ===========
              +  Aggregate cost for federal income tax purposes is identical.

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                       See Notes to Financial Statements.

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===============================================================================


FOOTNOTES:


(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN      =    Bond Anticipation Note                  IDRB     =     Industrial Development Revenue Bond
     CI       =    Certificate of Indebtedness             PCFA     =     Pollution Control Finance Authority
     COPS     =    Certificate of Participations           PCR      =     Pollution Control Revenue
     GO       =    General Obligation                      PCRB     =     Pollution Control Revenue Bond
     HRB      =    Hospital Revenue Bond                   RB       =     Revenue Bond


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1995

===============================================================================


INVESTMENT INCOME

Income:
    Interest....................................................................     $    5,472,977
                                                                                     --------------
Expenses: (Note 2)
    Investment management fee...................................................            578,697
    Shareholder servicing fee (Class A).........................................            359,894
    Administration fee..........................................................            289,349
    Custodian, shareholder servicing and related shareholder expenses...........            123,510
    Legal, compliance and filing fees...........................................             33,731
    Audit and accounting........................................................             53,795
    Directors' fees.............................................................              6,393
    Amortization of organization expenses.......................................              9,001
    Other.......................................................................              7,481
                                                                                     --------------
        Total expenses..........................................................          1,461,851
    Less: Fees waived (Note 2)..................................................     (      341,866)
                                                                                     --------------
          Net expenses..........................................................          1,119,985
                                                                                     --------------
Net investment income...........................................................          4,352,992
                                                                                     --------------

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................                498
                                                                                     --------------
Increase in net assets from operations..........................................     $    4,353,490
                                                                                     ==============

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                       See Notes to Financial Statements.

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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================


                                                                                  Year                  Year
                                                                                  Ended                 Ended
                                                                             August 31, 1995       August 31, 1994
                                                                             ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income..........................................        $    4,352,992          $    1,991,239
    Net realized gain (loss) on investments........................                   498                     268
                                                                           --------------          --------------

Increase in net assets from operations.............................             4,353,490               1,991,507


Dividends to shareholders from net investment income:

    Class A........................................................        (    4,328,632)*        (    1,991,239)*
    Class B........................................................        (       24,360)*                --
Capital share transactions (Note 3):
    Class A........................................................            41,434,929              29,525,848
    Class B........................................................               --                       --
                                                                            -------------          --------------
      Total increase (decrease)....................................            41,435,427              29,526,116

Net assets:
    Beginning of year..............................................           122,820,095              93,293,979
                                                                            -------------          --------------
    End of year....................................................         $ 164,255,522          $  122,820,095
                                                                            =============          ==============

* Designated as exempt-interest dividends for federal income tax purposes.



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS


===============================================================================

1. Summary of Accounting Policies.

North Carolina Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.


2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (the Manager) at the annual rate of
 .40% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended August 31, 1995.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .20% of the Fund's average daily net assets.


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
                                       11



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===============================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During  the  year  ended  August  31,  1995,  the  Manager  and the  Distributor
voluntarily  waived  investment   management  fees,   administration   fees  and
shareholder servicing fees of $48,044, $203,253 and $90,569, respectively.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Custodian, shareholder servicing and related shareholder expenses" are fees of $38,487 paid to Fundtech Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

3. Capital Stock.

At August 31, 1995, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $164,260,263. Transactions in capital stock, all at $1.00 per share, were as follows:

    Class A
                                                                 Year                            Year
                                                                 Ended                           Ended
                                                           August 31, 1995                  August 31, 1994
                                                           ---------------                  ---------------
    Sold...............................................        621,223,319                      394,716,582
    Issued on reinvestment of dividends................          2,303,648                        1,413,037
    Redeemed...........................................   (    582,092,038)                 (   366,603,771)
                                                          ----------------                  ---------------
    Net increase (decrease)............................         41,434,929                       29,525,848
                                                          ================                  ===============

    Class B
                                                           December 12, 1994
                                                     (Commencement of Operations)
                                                          to August 31, 1995
                                                          ------------------
    Sold...............................................          5,002,449
    Issued on reinvestment of dividends................             24,108
    Redeemed...........................................   (      5,026,557)
                                                          ----------------
    Net increase (decrease)............................           -0-
                                                          ================


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
                                       12




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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


===============================================================================
4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 1995 amounted to $4,741. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2000.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 68% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Selected Financial Information.

                                                              December 12, 1994                                  September 10, 1991
                                                   Year         (Commencement         Year              Year        (Commencement
                                                   Ended      of Operations) to       Ended             Ended     of Operations) to
                                             August 31, 1995   August 31, 1995   August 31, 1994   August 31, 1993 August 31, 1992
                                             ----------------  ---------------   ---------------   --------------- ---------------
                                                 Class A           Class B
                                               -----------        --------
Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period             $ 1.00           $ 1.00            $ 1.00            $  1.00        $ 1.00
                                                 -------          -------            ------            -------       -------
Income from investment operations:
Net investment income............                  0.030            0.024             0.018              0.019         0.030
Less distributions:
Dividends from net investment income               0.030            0.024             0.018              0.019         0.030
                                                 -------          -------            ------            -------       --------


Net asset value, end of period...                $ 1.00           $ 1.00             $ 1.00            $ 1.00          $ 1.00
                                                 =======          =======            =======           =======         ======
Total Return.....................                  3.04%            3.48%*             1.86%             1.94%           3.07%*
Ratios/Supplemental Data
Net assets, end of period (000)..               $ 164,256          $ -0-            $ 122,820          $ 93,294        $ 75,417

Ratios to average net assets:
Expenses.........................                  0.78%+           0.51%*++           0.75%+            0.71%+          0.50%*+
Net investment income............                  3.01%+           3.40%*++           1.85%+            1.91%+          2.82%*+

*    Annualized
+    Net of management,  shareholder  servicing and  administration  fees waived equivalent to .24%,  .29%,  .35% and .62% of average net assets for Class A in 1995 and for the Fund in years 1994, 1993 and 1992, respectively.
++   Net of management and administration fee equivalent to .20%.

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
                                       13



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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT


===============================================================================


The Board of Directors and Shareholders
North Carolina Daily Municipal Income Fund, Inc.


We have audited the accompanying statement of net assets of North Carolina Daily Municipal Income Fund, Inc. as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the selected financial information for each of the three years in the period then ended and the period from September 10, 1991 (Commencement of Operations) to August 31, 1992. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of North Carolina Daily Municipal Income Fund, Inc. as of August 31, 1995, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.



/s/ McGladrey & Pullen, LLP



New York, New York
September 26, 1995


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                                       14



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                                       15

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                                       16





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This report is submitted for the general  information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its
management,     marketability    of    shares,     and    other     information.
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North Carolina Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, MO 64105


Transfer Agent &
    Dividend Disbursing Agent
     Fundtech Services, L.P.
     600 Fifth Avenue
     New York, New York 10020



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